UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Thomas Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2007

Dear Fellow Shareholders:

Where there is adversity, there is opportunity; and where there is adversity and fear, there is even more opportunity. Headlines this year were plagued with shocking news. Many of the world’s leading banks and brokers have lost billions in bad real estate loans, causing significant losses to investors in these bonds. The Iraq and Afghanistan conflicts continue. Oil prices rocked consumers at the pump as our demand continued to push prices higher. Political uncertainty continued around the globe. The global free markets have the political and monetary awareness to deal with problems like these. Our Federal Reserve Board Chairman Bernanke and Secretary Paulson of the Treasury have already begun steps to attempt to reduce the severity of, or maybe even prevent, a recession in 2008.

Many long term investors have experienced good times, as we believe the smart money has found double digit opportunities in areas such as China, Europe, the U.S., Brazil, India and Australia. As your fund manager, the free market opportunity was unusually abundant. All five of the API Funds were broadly diversified. Our leading performers were securities based in the Pacific Rim and China on the international front while domestic technology issues delivered impressive gains. The funds’ portfolios include securities of small, medium and large capitalization companies in both domestic and international markets, and these securities are detailed within this report.

Strategy

Efficient Frontier Management/Global Diversification continues as our full commitment to you our shareholders. We believe that our four equity funds and our income fund employ some of the broadest diversification strategies available within the fund industry. The holdings within the funds include individual stocks, bonds, American Depository Receipts, exchange traded index funds, and closed-end funds, all of which we believe are critical for efficient access to today’s free market global marketplace. As we look forward to the future, we believe peace of mind comes with managing risk through diversification. Based on this philosophy, as well as historical patterns and the economic outlook, we are optimistic about what 2008 will bring.

All of us at API wish you a prosperous and happy New Year. As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten	David M. Basten
President and Chief Investment Officer	Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS — 36.8%
Auto Parts & Accessories — 2.4%
Donaldson Company, Inc.	14,000	$654,920

Auto/Truck — 2.1%
Pacaar, Inc.	11,250	569,363

Banks — 1.8%
J.P. Morgan Chase & Co.	11,000	501,820

Basic Materials — 1.8%
Southern Copper Corp.	4,500	497,925

Beverages — 4.1%
Cadbury Schweppes PLC	12,000	618,840
Coca Cola Co.	8,000	496,800

		1,115,640

Computers — Software — 2.2%
DST Systems, Inc.	7,000	593,250

Diversified Technology — 1.9%
Honeywell International, Inc.	9,000	509,580

Drugs — 1.7%
GlaxoSmithKline PLC	9,000	474,120

Energy — 2.1%
Transcanada Corp.	14,500	577,680

Financial Services — 3.2%
Barclays PLC	8,000	370,880
ProLogis	7,500	490,650

		861,530

Food Products — 1.6%
Kraft Foods, Inc.	13,000	449,150

Insurance — 1.8%
AXA Group	12,000	490,200

Utilities — Electric — 5.1%
Endesa S.A.	9,000	491,400
TransAlta Corp.	29,000	913,790

		1,405,190

Utilities — Telecommunications — 5.0%
A T & T, Inc.	17,000	649,570
Philippine Long Distance Telephone	10,000	726,300

		1,375,870

Total Common Stocks (cost $8,483,070)		10,076,238

	Shares	Value
CLOSED END FUNDS — 3.1%
Latin American Discovery Fund	26,500	$858,070

Total Closed End Funds (cost $311,228)		858,070

EXCHANGE TRADED FUNDS — 21.8%
i Shares Cohen & Steers Realty Major	9,000	762,660
i Shares Dow Jones Regional Bank Index	18,500	770,710
i Shares Dow Jones Select Dividend Index	19,000	1,280,030
i Shares S&P Global Energy Sector	8,800	1,208,680
i Shares S&P/TOPIX 150	8,600	1,066,572
PowerShares High Yield Equity Dividend Trust	63,000	868,140

Total Exchange Traded Funds (cost $5,050,832)		5,956,792

FOREIGN EXCHANGE TRADED FUNDS — 35.6%
i Shares MSCI Brazil	18,000	1,457,640
i Shares MSCI Canada	36,500	1,168,365
i Shares MSCI Pacific Ex-Japan	4,500	750,735
i Shares MSCI Taiwan	35,000	553,000
i Shares S&P Latin America 40	5,000	1,258,250
SPDR S&P Emerging Middle East & Africa ETF	15,000	1,088,400
WisdomTree Emerging Markets High-Yield Equity Fund	36,000	1,922,400
WisdomTree Europe Smallcap Dividend Fund	11,000	733,260
WisdomTree International Dividend Top 100 Fund	11,000	814,110

Total Foreign Exchange Traded Funds (cost $6,740,654)		9,746,160

Total Investments — 97.3% (cost $20,585,784)		26,637,260
Other Assets in Excess of Liabilities — 2.7%		749,809

Net Assets — 100.0%		$27,387,069

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS — 28.3%
Banks — 1.4%
HDFC Bank Ltd.	6,500	$874,185

Basic Materials — 1.3%
Rio Tinto PLC	1,700	794,716

Communications — 2.6%
CommScope, Inc.†	40,000	1,620,000

Computers — 2.1%
Autodesk, Inc.†	15,000	706,350
Digital River, Inc.†	16,000	618,720

		1,325,070

Energy — Drillers — 0.5%
Houston American Energy Corp.†	100,000	297,000

Financial Services — 2.2%
Blackrock, Inc.	7,000	1,388,590

Home Construction — 1.0%
Gafisa SA†	17,000	629,000

Hospital/Medical Care — 1.0%
Psychiatric Solutions, Inc.	17,000	621,010

Instruments & Controls — 5.2%
FLIR Systems, Inc.†	33,000	2,268,090
Rofin-Sinar Technologies, Inc.†	11,000	1,001,440

		3,269,530

Insurance — 2.1%
ACE Ltd.	11,000	658,130
MetLife, Inc.	10,000	655,900

		1,314,030

Medical Instruments/Supplies — 1.2%
Mindray Medical International Ltd.	19,000	769,500

Office Products/Services — 3.7%
j2 Global Communications, Inc.†	24,000	583,680
Nuance Communications, Inc.†	89,000	1,796,020

		2,379,700

Personal — 0.7%
Sotheby’s Holdings, Inc.	12,500	468,125

Retailers/Specialty — 1.0%
Amazon.com, Inc.†	7,200	652,032

Securities Brokers/Investment Banking — 1.0%
TradeStation Group, Inc.	56,000	668,080

	Shares	Value
Utilities — Telecommunications — 1.3%
Vimpel Communications	25,000	$840,000

Total Common Stocks (cost $12,603,634)		17,910,568

CLOSED END FUNDS — 2.2%
Morgan Stanley China A Share Fund, Inc.	27,500	1,421,750

Total Closed End Funds (cost $1,495,299)		1,421,750

EXCHANGE TRADED FUNDS — 16.9%
Claymore ETF BNY BRIC	28,000	1,482,880
PowerShares Zacks Micro Cap	108,000	1,675,080
Vanguard Financial ETF	29,000	1,613,270
Vanguard Growth ETF	33,000	2,131,800
Vanguard Info Tech ETF	28,000	1,664,320
Vanguard Small Cap ETF	30,000	2,147,400

Total Exchange Traded Funds (cost $9,535,469)		10,714,750

FOREIGN EXCHANGE TRADED FUNDS — 51.1%
Asia 50 ADR Index Fund	44,000	1,582,240
BLDRS Emerging Markets 50 ADR Index Fund	26,500	1,468,630
iPath MSCI — India	22,000	2,134,000
i Shares MSCI — Australia	78,300	2,477,412
i Shares MSCI EAFE Growth Index	44,400	3,597,732
i Shares MSCI — Hong Kong	114,000	2,592,360
i Shares MSCI — Japan	118,300	1,663,298
i Shares MSCI — Singapore	70,900	1,020,251
i Shares MSCI — Sweden	66,700	2,200,433
i Shares MSCI — Taiwan	128,800	2,035,040
i Shares S&P Europe 350	8,500	1,020,255
i Shares S&P Latin America 40	12,000	3,019,800
SPDR DJ Global Titans ETF	31,000	2,477,830
StreetTRACKS DJ Europe Strategic 50	35,500	2,283,005
Vanguard Emerging Markets ETF	26,000	2,790,060

Total Foreign Exchange Traded Funds (cost $24,489,633)		32,362,346

Total Investments — 98.5% (cost $48,124,035)		62,409,414
Other Assets in Excess of Liabilities — 1.5%		974,106

Net Assets — 100.0%		$63,383,520

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2007

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 4.5%
Australia and New Zealand Banking	$2,300	$286,404
Bank of Montreal	4,000	252,360

Total Common Stocks (cost $533,591)		538,764

CORPORATE BONDS — 47.8%
Autos/Auto Parts & Accessories — 4.3%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	500,000	518,938

Banks/Savings & Loans — 4.1%
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	494,069

Financial Services — 15.8%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	395,451
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	506,097
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	995,916

		1,897,464

Oil & Gas Exploration/Production — 4.3%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	515,788

Securities Brokers — 19.3%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	514,892
Merrill Lynch & Co., 10.0%, due 4/5/2019	1,900,000	1,795,500

		2,310,392

Total Corporate Bonds (cost $5,804,140)		5,736,651

	Principal/ Shares	Value
EXCHANGE TRADED FUNDS — 22.6%
First Trust Morningstar Dividend Leaders Index	$8,300	$178,367
PowerShares DB Commodity Index Tracking Fund	30,000	911,700
PowerShares DB US Dollar Index Bullish Fund	10,500	250,110
PowerShares International Dividend Achievers Portfolio	10,500	222,495
Vanguard Dividend Appreciation ETF	3,600	203,436
Vanguard Financials ETF	3,000	166,890
Vanguard Large-Cap ETF	3,000	199,020
Vanguard REIT Vipers	2,300	151,363
Vanguard Utilities ETF	2,500	219,750
WisdomTree Europe High-Yielding Equity Fund	3,000	204,990

Total Exchange Traded Funds (cost $2,624,967)		2,708,121

U.S. GOVERNMENT AND AGENCY NOTES — 21.9%
Federal Home Loan Bank, 5.14%, due 1/10/2011	1,000,000	1,001,133
U. S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,620,961

Total U.S. Government and Agency Notes (cost $2,510,194)		2,622,094

Total Investments — 96.8% (cost $11,472,892)		11,605,630
Other Assets in Excess of Liabilities — 3.2%		388,160

Net Assets — 100.0%		$11,993,790

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2007

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 27.3%
i Shares Dow Jones U.S. Broker-Delaers Index Fund	12,000	$608,520
i Shares Dow Jones U.S. Financial Sector	18,000	1,790,100
i Shares Dow Jones U.S. Financial Services	10,000	1,100,700
i Shares Goldman Sachs Networking	28,500	970,710
Market Vectors — Agribusiness ETF	17,500	880,250
Market Vectors — Nuclear Energy ETF	20,000	777,600
SPDR — Financial Select Sector	35,000	1,085,000
SPDR — Materials Select Sector	35,000	1,466,850
SPDR — S&P BRIC 40 ETF	60,000	1,956,000
Vanguard Materials ETF	6,000	524,700

Total Exchange Traded Funds (cost $10,137,785)		11,160,430

	Shares	Value
FOREIGN EXCHANGE TRADED FUNDS — 71.2%
i Shares FTSE/Xinhua China 25 Index Fund	7,000	$1,307,670
i Shares MSCI — Australia	47,000	1,487,080
i Shares MSCI — Austria	25,000	946,500
i Shares MSCI — Brazil	27,000	2,186,460
i Shares MSCI EAFE Index	28,000	2,322,600
i Shares MSCI — France	16,000	622,400
i Shares MSCI — Italy	26,000	918,580
i Shares MSCI — Japan	75,000	1,054,500
i Shares MSCI — Mexico	24,000	1,386,000
i Shares MSCI — Pacific Ex-Japan	9,000	1,501,470
i Shares MSCI — Singapore	118,000	1,698,020
i Shares MSCI — South Africa	7,500	1,047,975
i Shares MSCI — Spain	26,000	1,763,320
i Shares MSCI — Sweden	63,000	2,078,370
i Shares MSCI — Taiwan	61,000	963,800
i Shares MSCI — United Kingdom	41,000	1,049,190
i Shares S&P Europe 350	8,000	960,240
PowerShares Golden Dragon Halter USX China Portfolio	35,000	1,217,650
SPDR — S&P China ETF	9,000	876,600
Vanguard Emerging Markets	35,000	3,755,850

Total Foreign Exchange Traded Funds (cost $18,932,146)		29,144,275

Total Investments — 98.5% (cost $29,069,931)		40,304,705
Other Assets in Excess of Liabilities — 1.5%		634,159

Net Assets — 100.0%		$40,938,864

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS — 67.4%
Aerospace/Defense — 2.3%
Boeing Company	10,000	$925,400

Banks — 3.6%
Banco Santander	37,000	792,540
Wachovia Corp.	15,000	645,000

		1,437,540

Basic Materials — 6.6%
Alcoa, Inc.	27,000	981,990
ArcelorMittal	12,000	885,840
Olin Corp.	35,000	732,900

		2,600,730

Communications — 3.7%
NET Servicos de Comunicacao	44,500	656,820
Tele Norte Leste	38,000	794,960

		1,451,780

Computers — 1.6%
International Business Machines, Inc.	6,000	631,080

Drugs — 1.7%
Dr. Reddy’s Labs Ltd.	43,000	675,530

Electrical Equipment — 3.1%
Belden CDT, Inc.	27,000	1,243,350

Energy — 8.6%
ENSCO International, Inc.	16,000	861,600
Magellan Midstream Partners, L.P.	26,000	1,138,280
Norsk Hydro	18,500	255,235
StatoilHydro	15,950	515,504
Transocean, Inc.	4,519	620,414

		3,391,033

Financial Services — 7.8%
American Express Company	15,000	884,700
Eaton Vance Corp.	28,000	1,225,280
Franklin Resources, Inc.	8,000	985,440

		3,095,420

Heavy Machinery/Equipment — 4.8%
Deere & Company	11,000	1,889,800

Insurance — 4.7%
American National Insurance	7,000	836,850
White Mountains Insurance Group Ltd.	2,000	1,030,000

		1,866,850

	Shares	Value
Packaging/Containers — 3.4%
Silgan Holdings, Inc.	25,000	$1,340,750

Securities Brokers/Investment Banking — 11.2%
Charles Schwab Corp.	48,000	1,166,880
Chicago Mercantile Exchange Holdings	1,600	1,053,760
Goldman Sachs Group, Inc.	6,000	1,359,840
Lehman Brothers Holdings, Inc.	14,000	876,820

		4,457,300

Transportation — Equipment/Leasing — 4.3%
CIT Group, Inc.	21,000	558,600
Frontline Ltd.	25,000	1,163,750

		1,722,350

Total Common Stocks (cost $21,951,776)		26,728,913

EXCHANGE TRADED FUNDS — 3.3%
Barclay’s Bank IPGS Crude Oil	17,000	876,010
KBW Insurance ETF	8,000	440,000

Total Exchange Traded Funds (cost $1,131,759)		1,316,010

FOREIGN EXCHANGE TRADED FUNDS — 26.1%
BLDRS Developed Markets 100 ADR Index	45,000	1,489,050
i Shares MSCI — Brazil	16,000	1,295,680
i Shares MSCI — Malaysia	39,000	491,400
i Shares MSCI — South Korea	26,000	1,725,880
Market Vectors Russia ETF†	28,000	1,389,640
SPDR — S&P Emerging Asia Pacific ETF	21,000	1,920,870
SPDR — S&P Emerging Markets ETF	17,000	1,345,380
WisdomTree Europe Total Dividend	10,000	707,400

Total Foreign Exchange Traded Funds (cost $8,493,682)		10,365,300

Total Investments — 96.8% (cost $31,577,217)		38,410,223
Other Assets in Excess of Liabilities — 3.2%		1,261,635

Net Assets — 100.0%		$39,671,858

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2007

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $20,585,784; $48,124,035; $11,472,892; $29,069,931; and $31,577,217, respectively)	$26,637,260	$62,409,414	$11,605,630	$40,304,705	$38,410,223
Cash	760,777	1,057,690	313,646	661,812	1,228,126
Dividends and interest receivable	24,518	23,033	103,824	2,228	73,649
Receivable for shareholder purchases	13,558	40,355		43,984	40,158
Other assets	7,223	5,835	1,855	9,096	7,233

Total assets	27,443,336	63,536,327	12,024,955	41,021,825	39,759,389

Liabilities
Accrued distribution fees	16,169	47,296	9,230	28,638	26,126
Accrued advisory fees	13,507	51,686	3,946	23,397	29,065
Accrued accounting service fees	3,558	3,434	3,016	3,251	3,240
Other accrued expenses	23,033	50,391	14,973	27,675	29,100

Total liabilities	56,267	152,807	31,165	82,961	87,531

Net assets	$27,387,069	$63,383,520	$11,993,790	$40,938,864	$39,671,858

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	130,341	337,128	72,619	296,002	202,448

Net asset value per share	$23.90	$14.58	$10.33	$19.09	$18.46

Maximum offering price per share	$25.36	$15.46	$10.96	$20.25	$19.59

Primary Class: Shares outstanding	667,226	4,170,823	1,115,721	1,915,438	2,020,509

Net asset value per share	$23.23	$14.02	$10.08	$18.42	$17.78

Class D: Shares outstanding	371,385

Net asset value per share	$23.62

Net assets consist of
Paid-in capital	$17,967,931	$43,055,511	$12,704,687	$25,918,687	$27,117,304
Accumulated net investment income (loss)	238,535	(589,681)	246,149	(163,495)	45,838
Accumulated net realized gain (loss) from security transactions	3,129,127	6,632,311	(1,089,784)	3,948,718	5,675,710
Unrealized appreciation (depreciation) on investments	6,051,476	14,285,379	132,738	11,234,774	6,833,006

Net assets applicable to outstanding shares of beneficial interest	$27,387,069	$63,383,520	$11,993,790	$40,938,864	$39,671,858

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2007

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$282,398	$193,655	$40,471	$105,428	$478,486
Interest	34,193	27,128	253,322	12,818	38,652

Total income	316,591	220,783	293,793	118,246	517,138

Expenses
Investment advisory fees	88,497	326,752	24,842	146,887	190,363
Distribution fees:
Primary Class	85,136	301,145	58,108	183,379	172,179
Class D	22,937
Accounting service fees	21,475	20,767	18,121	19,598	19,615
Transfer agent fees	34,000	44,590	24,728	31,569	29,372
Custodial fees	2,150	3,801	1,749	2,251	2,650
Professional fees	22,849	49,990	12,641	30,625	32,192
Registration fees	13,125	11,807	12,726	12,590	11,450
Trustee fees	2,500	12,940	1,804	2,805	2,904
Insurance	7,320	17,530	3,662	10,034	11,097
Shareholder reports	3,250	8,001	1,749	3,332	4,099
Miscellaneous	7,674	13,141	5,870	7,984	8,170

Total operating expenses	310,913	810,464	166,000	451,054	484,091

Net investment income (loss)	5,678	(589,681)	127,793	(332,808)	33,047

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	2,835,290	5,362,180	(269,832)	3,052,135	2,686,684
Change in unrealized appreciation on investments	(2,971,803)	(3,068,385)	106,499	(1,520,740)	(4,601,046)

Net realized and unrealized gain (loss) on investments	(136,513)	2,293,795	(163,333)	1,531,395	(1,914,362)

Net increase (decrease) in net assets resulting from operations	$(130,835)	$1,704,114	$(35,540)	$1,198,587	$(1,881,315)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended November 30, 2007

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$5,678	$(589,681)	$127,793	$(332,808)	$33,047
Net realized gain (loss) from security transactions	2,835,290	5,362,180	(269,832)	3,052,135	2,686,684
Net change in unrealized appreciation on investments	(2,971,803)	(3,068,385)	106,499	(1,520,740)	(4,601,046)

Increase (decrease) in net assets resulting from operations	(130,835)	1,704,114	(35,540)	1,198,587	(1,881,315)

Change in net assets from Fund share transactions:
Class A	(207,909)	(634,915)	27,697	135,003	(533,966)
Primary Class	(2,794,168)	(5,230,513)	(784,608)	(3,657,183)	(3,721,041)
Class D	(881,003)

Decrease in net assets resulting from capital share transactions	(3,883,080)	(5,865,428)	(756,911)	(3,522,180)	(4,255,007)

Total decrease in net assets	(4,013,915)	(4,161,314)	(792,451)	(2,323,593)	(6,136,322)
Net assets
Beginning of period	31,400,984	67,544,834	12,786,241	43,262,457	45,808,180

End of period	$27,387,069	$63,383,520	$11,993,790	$40,938,864	$39,671,858

Undistributed net investment income	$238,535	—	$246,149	—	$45,838

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2007

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$519,662	$(157,666)	$288,461	$292,148	$144,403
Net realized gain (loss) from security transactions	608,299	6,092,913	(235,338)	918,483	3,013,685
Capital gain distributions from mutual funds	122,702	26,153	—	11,636	12,963
Net change in unrealized appreciation on investments	6,383,810	7,322,781	400,505	8,885,186	6,893,755

Increase (decrease) in net assets resulting from operations	7,634,473	13,284,181	453,628	10,107,453	10,064,806

Distributions
From net investment income:
Class A	(28,638)		(16,563)
Primary Class	(79,283)		(281,751)
Class D	(66,703)

	(174,624)		(298,314)

From net realized gain on security transactions:
Class A	(73,396)	(655,757)		(137,303)	(523,901)
Primary Class	(409,561)	(8,112,612)		(1,008,843)	(4,885,132)
Class D	(238,595)

	(721,552)	(8,768,369)		(1,146,146)	(5,409,033)

Change in net assets from Fund share transactions:
Class A	222,617	736,877	205,011	309,641	465,741
Primary Class	3,026,756	5,948,341	1,020,698	2,275,244	5,644,598
Class D	(1,702,951)

Increase in net assets resulting from capital share transactions	1,546,422	6,685,218	1,225,709	2,584,885	6,110,339

Total increase in net assets	8,284,719	11,201,030	1,381,023	11,546,192	10,766,112
Net assets
Beginning of year	23,116,265	56,343,804	11,405,218	31,716,265	35,042,068

End of year	$31,400,984	$67,544,834	$12,786,241	$43,262,457	$45,808,180

Undistributed net investment income	$232,857	—	$118,356	$169,313	$12,791

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2007 (Unaudited)		For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$23.88		$18.68	$18.53	$16.78

Income from investment operations
Net investment income	0.09		0.52	0.28	0.08
Net realized and unrealized gain (loss) on investments	(0.07)		5.44	1.49	1.81

Total income from investment operations	0.02		5.96	1.77	1.89

Distributions
From net investment income			(0.21)		(0.11)
From net realized gain on security transactions			(0.55)	(1.62)	(0.03)

Total distributions			(0.76)	(1.62)	(0.14)

Net asset value, end of year/period	$23.90		$23.88	$18.68	$18.53

Total return	0.08%		32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,115		$3,343	$2,414	$1,966
Ratio of expenses to average net assets	1.38	%(3)	1.43%	1.56%	1.72	%(3)
Ratio of net investment income to average net assets	0.77	%(3)	2.63%	1.45%	0.49	%(3)
Portfolio turnover rate	76	%(3)	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Six Months Ended Nov. 30, 2007 (Unaudited)		For the Year Ended May 31,2007	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$23.33		$18.35	$18.41	$16.78

Income from investment operations
Net investment income (loss)	(0.03)		0.31	0.08	(0.08)
Net realized and unrealized gain (loss) on investments	(0.07)		5.33	1.48	1.81

Total income from investment operations	(0.10)		5.64	1.56	1.73

Distributions
From net investment income			(0.11)		(0.07)
From net realized gain on security transactions			(0.55)	(1.62)	(0.03)

Total distributions			(0.66)	(1.62)	(0.10)

Net asset value, end of year/period	$23.23		$23.33	$18.35	$18.41

Total return	(0.43)%		31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,502		$18,390	$11,585	$6,437
Ratio of expenses to average net assets	2.38	%(3)	2.43%	2.56%	2.72	%(3)
Ratio of net investment income (loss) to average net assets	(0.23	)%(3)	1.63%	0.45%	(0.50	)%(3)
Portfolio turnover rate	76	%(3)	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Six Months Ended Nov. 30, 2007 (1) (Unaudited)		For the Years Ended May 31,
			2007(1)	2006 (1)	2005 (1)	2004		2003
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$23.66		$18.55	$18.51	$16.45	$13.98		$15.31

Income from investment operations
Net investment income	0.03		0.48	0.18		0.14		0.01
Net realized and unrealized gain (loss) on investments	(0.07)		5.33	1.48	2.14	2.45		(1.34)

Total income (loss) from investment operations	(0.04)		5.81	1.66	2.14	2.59		(1.33)

Distributions
From net investment income			(0.15)		(0.05)	(0.12)
From net realized gain on security transactions			(0.55)	(1.62)	(0.03)

Total distributions			(0.70)	(1.62)	(0.08)	(0.12)

Net asset value, end of year/period	$23.62		$23.66	$18.55	$18.51	$16.45		$13.98

Total return	(0.17)%		31.78%	9.18%	13.01%	18.51%		(8.69)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,771		$9,668	$9,117	$12,926	$19,043		$11,373
Ratio of expenses to average net assets	1.88	%(3)	1.93%	2.06%	2.22%	2.08	%(2)	2.17	%(2)
Ratio of net investment income (loss) to average net assets	0.27	%(3)	2.13%	0.95%	(0.01)%	0.89%		0.03%
Portfolio turnover rate	76	%(3)	56%	100%	178%	113%		100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.09%, 2.28%, and 2.24%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov.30, 2007 (Unaudited)		For the Year Ended May 31,		For the Period Ended May 31, 2005 (2)
			2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.12		$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss)	(0.06)		0.08	(0.09)	(0.13)
Net realized and unrealized gain on investments	0.52		2.92	1.81	0.89

Total income from investment operations	0.46		3.00	1.72	0.76

Distributions
From net realized gain on security transactions			(1.98)

Total distributions			(1.98)

Net asset value, end of year/period	$14.58		$14.12	$13.10	$11.38

Total return	3.26%		24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,913		$5,421	$4,262	$3,546
Ratio of expenses to average net assets	1.56	%(4)	1.59%	1.58%	1.72	%(3)(4)
Ratio of net investment income (loss) to average net assets	(0.87	)%(4)	0.66%	(0.68)%	(1.12	)%(4)
Portfolio turnover rate	58	%(4)	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2007 (1) (Unaudited)		For the Years Ended May 31,
			2007 (1)	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.65		$12.85	$11.27	$10.30		$8.29		$8.99

Income from investment operations
Net investment loss	(0.14)		(.04)	(0.21)	(0.23)		(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	0.51		2.82	1.79	1.20		2.24		(0.51)

Total income (loss) from investment operations	0.37		2.78	1.58	0.97		2.01		(0.70)

Distributions
From net realized gain on security transactions			(1.98)

Total distributions			(1.98)

Net asset value, end of year/period	$14.02		$13.65	$12.85	$11.27		$10.30		$8.29

Total return	2.71%		23.43%	14.02%	9.42%		24.25%		(7.79)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$58,470		$62,124	$52,082	$49,042		$50,454		$39,108
Ratio of expenses to average net assets	2.56	%(3)	2.59%	2.58%	2.72	%(2)	2.85	%(2)	2.94	%(2)
Ratio of net investment loss to average net assets	(0.87	)%(3)	(0.34)%	(1.68)%	(2.12)%		(2.33)%		(2.41)%
Portfolio turnover rate	58	%(3)	81%	143%	131%		117%		97%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%, 2.89%, and 2.98%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended Nov. 30, 2007 (1) (Unaudited)		For the Years Ended May 31,
			2007	2006	2005 (1)		2004		2003
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.31		$10.13	$10.53	$10.63		$10.91		$10.49

Income from investment operations
Net investment income	0.16		0.32	0.43	0.20		0.06		0.16
Net realized and unrealized gain (loss) on investments	(0.14)		0.17	(0.46)	(0.20)		(0.15)		0.46

Total income (loss) from investment operations	0.02		0.49	(0.03)	—		(0.09)		0.62

Distributions
From net investment income			(0.31)	(0.37)	(0.10)		(0.06)		(0.20)
From net realized gain on security transactions							(0.13)

Total distributions			(0.31)	(0.37)	(0.10)		(0.19)		(0.20)

Net asset value, end of year/period	$10.33		$(10.31)	$10.13	$10.53		$10.63		$10.91

Total return	0.19%		4.84%	(0.24)%	0.06%		(0.88)%		5.90%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$750		$720	$504	$9,334		$16,094		$16,131
Ratio of expenses to average net assets	1.74	%(3)	1.72%	1.71%	1.37	%(2)	0.84	%(2)	0.86	%(2)
Ratio of net investment income to average net assets	3.00	%(3)	3.30%	3.54%	1.92%		0.48%		1.59%
Portfolio turnover rate	56	%(3)	30%	38%	189%		115%		77%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%, 1.29%, and 1.27%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2007 (1) (Unaudited)		For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (1)(2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.10		$9.98	$10.43	$10.62

Income from investment operations
Net investment income	0.10		0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	(0.12)		0.14	(0.43)	(0.19)

Total income (loss) from investment operations	(0.02)		0.37	(0.14)	(0.12)

Distributions
From net investment income			(0.25)	(0.31)	(0.07)

Total distributions			(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$10.08		$10.10	$9.98	$10.43

Total return	(0.20)%		3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,243		$12,066	$10,901	$4,634
Ratio of expenses to average net assets	2.74	%(4)	2.72%	2.71%	2.37	%(3)(4)
Ratio of net investment income to average net assets	2.00	%(4)	2.30%	2.54%	0.92	%(4)
Portfolio turnover rate	56	%(4)	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2007(1)	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.45		$14.45	$12.76	$11.80		$9.45		$10.09

Income from investment operations
Net investment income (loss)	(0.06)		0.27	0.06	(0.08)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.70		4.22	2.32	1.04		2.39		(0.61)

Total income (loss) from investment operations	0.64		4.49	2.38	0.96		2.35		(0.64)

Distributions
From net realized gain on security transactions			(0.69)	(0.69)

Total distributions			(0.69)	(0.69)

Net asset value, end of year/period	$19.09		$18.45	$14.45	$12.76		$11.80		$9.45

Total return	3.47%		31.48%	18.83%	8.14%		24.87%		(6.34)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,651		$5,373	$3,926	$18,907		$22,301		$13,317
Ratio of expenses to average net assets	1.28	%(3)	1.35%	1.42%	1.58	%(2)	1.25	%(2)	1.22	% (2)
Ratio of net investment income (loss) to average net assets	(0.71	)%(3)	1.66%	0.46%	(0.68)%		(0.37)%		(0.40)%
Portfolio turnover rate	47	%(3)	29%	197%	165%		137%		31%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%, 1.60%, and 1.77%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Six Months Ended Nov. 30, 2007 (Unaudited)		For the Year Ended May 31, 2007	For the Year Ended May. 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.89		$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss)	(0.16)		0.10	(0.08)	(0.20)
Net realized and unrealized gain on investments	0.69		4.12	2.28	0.70

Total income from investment operations	0.53		4.22	2.20	0.50

Distributions
From net realized gain on security transactions			(0.49)	(0.69)

Total distributions			(0.49)	(0.69

Net asset value, end of year/period	$18.42		$17.89	$14.16	$12.65

Total return	2.96%		30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,288		$37,890	$27,790	$8,993
Ratio of expenses to average net assets	2.28	%(4)	2.35%	2.42%	2.58	%(3)(4)
Ratio of net investment loss to average net assets	(1.71	)%(4)	0.66%	(0.54)%	(1.68	)%(4)
Portfolio turnover rate	47	%(4)	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2007 (Unaudited)		For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$19.15		$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss)	0.09		0.21	(0.05)	(0.19)
Net realized and unrealized gain on investments	(0.78)		4.34	2.50	1.69

Total income from investment operations	(0.69)		4.55	2.45	1.50

Distributions
From net realized gain on security transactions			(2.46)	(2.09)	(0.37)

Total distributions			(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$18.46		$19.15	$17.06	$16.70

Total return	(3.60)%		28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,738		$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets	1.48	%(5)	1.51%	1.57%	1.76	%(3)(5)
Ratio of total expenses to average net assets	1.48	%(5)	1.51%	1.57%	2.62	%(4)(5)
Ratio of net investment income (loss) to average net assets	0.97	%(5)	1.18%	(0.28)%	(1.16	)%(5)
Portfolio turnover rate	68	%(5)	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2007 (1) (Unaudited)		For the Years Ended May 31,
			2007	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year /period
Net asset value, beginning of year/period	$18.53		$16.73	$16.56	$14.96		$11.76		$12.92

Income from investment operations
Net investment income (loss)	0.01		0.05	(0.21)	(0.35)		(0.25)		(0.18)
Net realized and unrealized gain on investments	(0.76)		4.21	2.47	2.32		3.45		(0.98)

Total income (loss) from investment operations	(0.75)		4.26	2.26	1.97		3.20		(1.16)

Distributions
From net realized gain on security transactions			(2.46)	(2.09)	(0.37)

Total distributions			(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$17.78		$18.53	$16.73	$16.56		$14.96		$11.76

Total return	(4.05)%		27.58%	13.60%	13.05%		27.21%		(8.98)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,934		$41,351	$31,550	$28,977		$26,186		$16,219
Ratio of operating expenses to average net assets	2.38	%(4)	2.41%	2.47%	2.66	%(2)	2.59	%(2)	2.57	%(2)
Ratio of total expenses to average net assets	2.38	%(4)	2.41%	2.47%	3.52	%(3)	3.40	%(3)	3.50	%(3)
Ratio of net investment loss to average net assets	0.07	%(4)	0.28%	(1.18)%	(2.06)%		(1.93)%		(1.79)%
Portfolio turnover rate	68	%(4)	95%	191%	113%		70%		117%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%, 2.68%, and 2.84%, respectively.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%, 3.49%, and 3.77%, respectively.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

November 30, 2007

(Information as of and for the six months ended November 30, 2007 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Primary Class and Class A shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Primary Class shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of date of purchase. Consequently, redemption value may differ from net asset value.

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for all entities,

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

including pass-through entities such as the Funds, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last net asset value computation in the first required financial statement reporting period of fiscal years beginning after December 15, 2006. The adoption of FIN 48 had no impact on the Funds’ financial statements.

In addition, in September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes that the adoption of FAS 157 will have no material impact on the Funds’ financial statements.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended November 30, 2007, the Advisor received $21,475, $20,767, $18,121, $19,598, and $19,615 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Primary Class and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Primary Class shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Primary Class shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Primary Class shares of the Value Fund pay a fee of 0.90% of the Primary Class shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Primary Class shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

5.	Investment Activity

For the period ended November 30, 2007, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$10,952,372	$15,169,343	$—	$—
Growth Fund	18,838,074	24,810,520	—	—
Income Fund	3,333,816	3,710,283	—	—
Multiple Index Fund	9,695,389	13,725,859	—	—
Value Fund	14,024,862	18,412,127	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended November 30, 2007 were as follows:

	Amount			Shares
	Sold	Redeemed	Net Change	Sold	Redeemed	Net Change
Capital Income Fund:
Class A	$292,967	$(500,876)	$(207,909)	12,650	(22,321)	(9,671)
Primary Class	998,378	(3,792,546)	(2,794,168)	42,934	(163,932)	(120,998)
Class D	113,438	(994,441)	(881,003)	4,690	(42,016)	(37,326)

Growth Fund:
Class A	155,417	(790,332)	(634,915)	11,116	(57,801)	(46,685)
Primary Class	1,619,922	(6,850,435)	(5,230,513)	117,736	(496,501)	(378,765)

Income Fund:
Class A	150,443	(122,746)	27,697	14,737	(11,986)	2,751
Primary Class	760,476	(1,545,084)	(784,608)	76,263	(155,161)	(78,898)

Multiple Index Fund:
Class A	772,378	(637,375)	135,003	40,849	(36,059)	4,790
Primary Class	1,753,223	(5,410,406)	(3,657,183)	95,273	(297,471)	(202,198)

Value Fund:
Class A	140,643	(674,609)	(533,966)	7,754	(38,019)	(30,265)
Primary Class	1,363,860	(5,084,901)	(3,721,041)	76,968	(287,485)	(210,517)

At November 30, 2007, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,114,764	$4,913,094	$750,350	$5,650,577	$3,737,609
Primary Class	15,501,558	58,470,426	11,243,440	35,288,287	35,934,249
Class D	8,770,747	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2007 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$302,672	102,034	$(182,089)	$222,617	14,837	4,788	(8,864)	10,761
Primary Class	4,156,991	464,341	(1,594,576)	3,026,756	212,013	22,205	(77,139)	157,079
Class D	150,966	287,064	(2,140,981)	(1,702,951)	7,365	13,566	(103,693)	(82,762)

Growth Fund:
Class A	398,847	654,905	(316,875)	736,877	30,731	52,101	(24,322)	58,510
Primary Class	6,581,175	7,569,379	(8,202,213)	5,948,341	516,340	620,274	(641,330)	495,284

Income Fund:
Class A	285,228	16,563	(96,780)	205,011	27,976	1,632	(9,503)	20,105
Primary Class	3,290,881	278,214	(2,548,397)	1,020,698	327,390	27,814	(253,247)	101,957

Multiple Index Fund:
Class A	361,484	137,302	(189,145)	309,641	22,834	8,347	(11,710)	19,471
Primary Class	5,249,791	908,433	(3,882,980)	2,275,244	345,452	56,671	(246,398)	155,725

Value Fund:
Class A	334,233	523,395	(391,887)	465,741	19,139	31,379	(22,438)	28,080
Primary Class	5,573,821	4,440,753	(4,369,976)	5,644,598	326,924	274,121	(256,362)	344,683

At May 31, 2007, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,343,177	$5,420,589	$720,009	$5,372,650	$4,457,236
Primary Class	18,389,313	62,124,245	12,066,232	37,889,807	41,350,944
Class D	9,668,494	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2007 to November 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2007	Expenses Paid * During the Period	Annaulized Expense Ratio
Capital Income Fund
Class A				1.38%
Actual	$1,000.00	$1,000.80	$6.91
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.96
Primary Class				2.38%
Actual	1,000.00	995.70	11.88
Hypothetical (5% return before expenses)	1,000.00	1,013.10	11.98
Class D				1.88%
Actual	1,000.00	998.30	9.39
Hypothetical (5% return before expenses)	1,000.00	1,015.60	9.48

Growth Fund
Class A				1.56%
Actual	1,000.00	1,032.60	7.93
Hypothetical (5% return before expenses)	1,000.00	1,017.20	7.87
Primary Class				2.56%
Actual	1,000.00	1,027.10	12.98
Hypothetical (5% return before expenses)	1,000.00	1,012.20	12.88

Income Fund
Class A				1.74%
Actual	1,000.00	1,001.90	8.71
Hypothetical (5% return before expenses)	1,000.00	1,016.30	8.77
Primary Class				2.74%
Actual	1,000.00	998.00	13.69
Hypothetical (5% return before expenses)	1,000.00	1,011.30	13.78

Multiple Index Fund
Class A				1.28%
Actual	1,000.00	1,034.70	6.51
Hypothetical (5% return before expenses)	1,000.00	1,018.75	6.46
Primary Class				2.28%
Actual	1,000.00	1,029.60	11.57
Hypothetical (5% return before expenses)	1,000.00	1,013.60	11.48

Value Fund
Class A				1.48%
Actual	1,000.00	964.00	7.27
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.47
Primary Class				2.38%
Actual	1,000.00	959.50	11.66
Hypothetical (5% return before expenses)	1,000.00	1,013.10	11.98

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (183) and divided by 366.

Approval of the Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on October 17, 2007. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by the Advisor and its affiliates; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of comparable Funds managed by the Advisor as compared to a selected peer group and an appropriate benchmark; (8) “fall-out” benefits to the Advisor and its affiliates (i.e., ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest. In considering each Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis for each Fund of how performance of the comparable Funds and fees for each Fund compare to its selected peer group and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

The Board, in examining the nature and quality of the services to be provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. In considering the Advisor’s financial condition, the Board reviewed the company’s financial statements.

The Board considered the fees payable under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s anticipated costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund.

The Board also considered the performance of comparable funds. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. The Board also considered that the Funds invest in underlying funds and that the Funds will bear the fees of such funds.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

Based on these considerations, the Board concluded that: (1) the Funds were likely to benefit from the nature and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for the comparable Funds managed by the Advisor was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: February 6, 2008

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 6, 2008

/s/ David D. Basten
David D. Basten
President

Date: February 6, 2008

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer